Stock-based Compensation (Tables) - Bird Rides [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary Of Stock Option Activity
A summary of stock option activity for the years ended December 31, 2020 and December 31, 2019 is as follows (in number of shares, per share amounts, and years):

	Options Outstanding Number of Shares	Weighted-Average Exercise Price Per Share	Aggregate intrinsic value (in thousands)	Weighted-Average Remaining Contractual Life (in years)
As of January 1, 2019	10,686,041	$2.82	24,853	7.42

Granted	11,187,900	3.31
Exercised	(596,870)	(1.34)
Forfeited and Canceled	(3,557,844)	(2.83)
Expired	(104,085)	(3.08)

As of December 31, 2019	17,615,142	$2.64	12,800	8.07

Granted	12,724,256	0.18
Exercised	(5,516,282)	(0.16)
Forfeited and Canceled	(5,348,090)	(0.52)
Expired	(233,482)	(0.61)

As of December 31, 2020	19,241,544	$0.18	40,909	9.21

Vested and expected to vest as of December 31, 2020	19,241,544	0.18	40,909	9.21

Exercisable as of December 31, 2020	8,887,906	$0.16	18,925	8.99

Summary Of Restricted Stock Option Activity

	Number of Shares	Aggregate intrinsic value (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2019	1,242,999	$6,165	$0.19
Granted	—		—
Vested	(438,705)		$0.19
Forfeited	—		—
Nonvested at December 31, 2019	804,294	$2,558	$0.19

Granted	—		—
Vested	(438,705)		$0.19
Forfeited	—		—

Unvested at December 31, 2020	365,589	$768	$0.19

Vested at December 31, 2020	1,433,847	$3,011	$0.19

Summary Of Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Sales and marketing	$94	$211	$375	$663
Research and development	175	193	569	663
General and administrative	1,259	804	3,352	3,428

Total	$1,528	$1,208	$4,296	$4,754

The following table summarizes total stock-based compensation expense for the years ended December 31, 2020 and December 31, 2019 (in thousands):

	For the year ending December 31,
	2020	2019
Cost of revenue	$15	$20
Sales and marketing	895	778
Research and development	892	1,156
General and administrative	4,372	28,784

Total	$6,174	$30,738